ORGANIZATION NATURE OF BUSINESS AND GOING CONCERN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN
Schedule of Property and Equipment
Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 40 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 40 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Schedule of Assets Measured and Recognized at Fair Value on a Recurring Basis
	June 30, 2022			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	$-	-	$-
Marketable securities – National Bank of Greece	4,925	-	-	4,925
Equity securities – Pancreta Bank	-	5,407	-	5,407
	$4,925	$5,407		$10,332
	December 31, 2021			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	$-	-	$-
Marketable securities – National Bank of Greece	6,696	-	-	6,696
Equity securities – Pancreta Bank	-	4,772	-	4,772
	$6,696	$4,772		$11,468

	December 31, 2021	December 31, 2020
Exchange rate on balance sheet dates
EUR: USD exchange rate	1.1318	1.2230
GBP: USD exchange rate	1.3500	1.3662

Average exchange rate for the period
EUR: USD exchange rate	1.1830	1.1410
GBP: USD exchange rate	1.3764	1.2829
	December 31, 2021			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – Diversa S.A.	-	-	-	-
Marketable securities – National Bank of Greece	6,696	-	-	6,696
	$6,696			$6,696
	December 31, 2020			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – Diversa S.A.	218,183	-	-	218,183
Marketable securities – National Bank of Greece	4,609	-	-	4,609
	$222,792			$222,792
	Year Ended December 31,	Year Ended December 31,
	2021	2020

Number of 10% clients	1	1
Percentage of total revenue	15.33%	14.82%
Percentage of total AR	35.08%	14.65%
	Years Ended December 31,
	2021	2020
Weighted average number of common shares outstanding Basic	16,423,335	13,270,097
Potentially dilutive common stock equivalents	-	37,698
Weighted average number of common and equivalent shares outstanding – Diluted	16,423,335	13,307,795

Schedule of Reconciliation of Basic Shares Outstanding to Fully Diluted Shares Outstanding
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Weighted average number of common shares outstanding-Basic	19,540,097	16,105,409	18,652,736	15,572,773
Potentially dilutive common stock equivalents	-	-	-	-
Weighted average number of common and equivalent shares outstanding - Diluted	19,540,097	16,105,409	18,652,736	15,572,773